Cost of sales	6 Months Ended
Jun. 30, 2025
Cost of sales.
Cost of sales

14Cost of sales

	(Unaudited) For the six-month
	period ended 30 June
	2025	2024
	USD	USD
Captain costs	8,035,494	6,347,514
Captain bonuses	10,113	22,045
Captain deductions	(44,722)	(48,930)
Tolls and fines	—	2,119
	8,000,885	6,322,748